Short-Term Loan - Additional Information (Details)	1 Months Ended	5 Months Ended	12 Months Ended
	Jun. 30, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Aug. 06, 2019 CNY (¥)	Jul. 31, 2018 CNY (¥)
Short Term Debt [Line Items]
Short-term borrowings from bank		¥ 4,991,000	¥ 4,991,000	$ 716,912
Short-Term Loan | Huanqiuyimeng
Short Term Debt [Line Items]
Short-term borrowings from bank					¥ 13,991,000
Repayment of short-term borrowings		9,000,000
Interest expense accrued		¥ 164,930
Short-term borrowings outstanding amount			¥ 4,991,000
Jack Huang | Commercial Loan Facility (the "Facility")
Short Term Debt [Line Items]
Term of commercial loan facility	3 years
Maximum borrowing capacity	¥ 15,000,000
ATA Education | Commercial Loan Facility (the "Facility")
Short Term Debt [Line Items]
Pledge agreement period	3 years
Interest rate (as a percent)	6.525%
Short-term borrowings from bank						¥ 15,000,000